Commitments and Contingencies - Schedule of Annual Repayment of Contractual Commitments (Details) $ in Millions	Mar. 31, 2024 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	$ 446.2	[1]
2026	142.4	[1]
2027	69.4	[1]
2028	43.3	[1]
2029	32.4	[1]
Thereafter	178.3	[1]
Total	912.0	[1]
Film Related Obligations Commitments
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	221.4	[2]
2026	45.6	[2]
2027	11.8	[2]
2028	4.5	[2]
2029	0.0	[2]
Thereafter	0.0	[2]
Total	283.3	[2]
Interest Payments [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	126.3	[3]
2026	39.5	[3]
2027	9.9	[3]
2028	3.1	[3]
2029	0.0	[3]
Thereafter	0.0	[3]
Total	178.8	[3]
Other Contractual Obligations
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	98.5
2026	57.3
2027	47.7
2028	35.7
2029	32.4
Thereafter	178.3
Total	449.9
LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2025	776.1
2026	283.5
2027	138.8
2028	85.2
2029	71.7
Thereafter	183.3
Total	1,538.6
Film Related Obligations Commitments | LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Other commitments, 2025	452.8
Other commitments, 2026	125.8
Other commitments, 2027	34.1
Other commitments, 2028	6.9
Other commitments, 2029	0.0
Other commitments, thereafter	0.0
Other commitments, total	619.6
Interest Payments [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Other commitments, 2025	165.6
Other commitments, 2026	78.9
Other commitments, 2027	49.2
Other commitments, 2028	42.5
Other commitments, 2029	39.3
Other commitments, thereafter	4.9
Other commitments, total	380.4
Other Contractual Obligations | LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Other commitments, 2025	157.7
Other commitments, 2026	78.8
Other commitments, 2027	55.5
Other commitments, 2028	35.8
Other commitments, 2029	32.4
Other commitments, thereafter	178.4
Other commitments, total	$ 538.6

[1]	Not included in the amounts above are $123.3 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that the Company is unable to make sufficiently reliable estimations of future payments (see Note 11).
[2]	Film related obligations commitments are not reflected on the combined balance sheets as they did not then meet the criteria for recognition and include the following items: (i) Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which the Company will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film. (ii) Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future. (iii)Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.
[3]	Includes cash interest payments on the Company’s Senior Credit Facilities and film related obligations, based on the applicable SOFR interest rates at March 31, 2024, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.